Significant Accounting Policies - Investments in Unconsolidated Entities (Details) - USD ($) $ in Thousands		12 Months Ended
	May 03, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 01, 2019	Aug. 14, 2018	Jun. 30, 2018
Investments in Unconsolidated Entities
Ownership interest		0.00%					50.00%
Carrying value		$ 1,127	$ 17,236			$ 800
Balance sheets:
Current assets		1,328	24,431
Noncurrent assets		519	99,164
Current liabilities		178	16,787
Noncurrent liabilities		0	10,620
Statements of operations:
Revenues		21,036	182,820	$ 180,632
Cost of sales		9,919	114,890	114,316
Net income		5,506	26,438	$ 19,462
Cumulative earnings and distributions from unconsolidated entities
Cumulative earnings from unconsolidated entities		1,900
Cumulative distributions received from unconsolidated entities		$ 3,000
Water services company | Water solutions | Operating segment
Investments in Unconsolidated Entities
Ownership interest		50.00%
Carrying value		$ 920	0
Natural gas liquids terminal company | Liquids | Operating segment
Investments in Unconsolidated Entities
Carrying value		$ 207	0
Water treatment and disposal facility | Water solutions | Operating segment
Investments in Unconsolidated Entities
Ownership interest		0.00%
Carrying value		$ 0	$ 2,094
E Energy Adams, LLC | Refined products and renewables | Operating segment
Investments in Unconsolidated Entities
Ownership interest		0.00%	20.00%
Carrying value		$ 0	$ 15,142
Proceeds from sale of interest in equity method investee	$ 18,600
Gain on sale of interest in equity method investee		$ 3,000
Liquids Facilities 2019 Acquisitions Acquisition Accounting In Process | Natural gas liquids terminal company | Liquids | Operating segment
Investments in Unconsolidated Entities
Ownership interest					50.00%